SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Jan. 14, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies
Cash	$ 302,582	$ 809,481			$ 3,913
Common stock subject to possible redemption, shares outstanding				11,500,000
Deferred offering costs	0	0			$ 323,116
Federal depositary insurance coverage	250,000	250,000
Unrecognized tax benefits	0	0	$ 0
Unrecognized tax benefits, income tax penalties and interest accrued	$ 0	$ 0